Annual Total Returns[BarChart] - PROFUND VP BEAR - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.89%)	(16.59%)	(26.55%)	(14.25%)	(4.92%)	(13.05%)	(17.97%)	4.05%	(22.95%)	(25.61%)